Securities (Schedule of Unrealized Loss on Investments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Schedule of Investments [Line Items]
Less than 12 Months: Available-for-Sale, Fair Value	$ 9,177	$ 20,017
Less than 12 Months: Available-for-Sale, Unrealized Losses	19	450
12 Months or More: Available-for-Sale, Fair Value	19	22
12 Months or More: Available-for-Sale, Unrealized Losses	1	1
Total: Available-for-Sale, Fair Value	9,196	20,039
Total: Available-for-Sale, Unrealized Losses	20	451
Less than 12 Months: Held-to-Maturity, Fair Value	15,412	19,960
Less than 12 Months: Held-to-Maturity, Unrealized Losses	109	58
Total: Held-to-Maturity, Fair Value	15,412	19,960
Total: Held-to-Maturity, Unrealized Losses	109	58
Less than 12 Months: Total Fair Value	24,589	39,977
Less Than 12 Months: Total Unrealized Losses	128	508
12 Months or More: Total Fair Value	19	22
12 Months or More: Total Unrealized Losses	1	1
Total Fair Value	24,608	39,999
Total Unrealized Losses	129	509
U.S. Government sponsored enterprises [Member]
Schedule of Investments [Line Items]
Less than 12 Months: Available-for-Sale, Fair Value		13,446
Less than 12 Months: Available-for-Sale, Unrealized Losses		377
Total: Available-for-Sale, Fair Value		13,446
Total: Available-for-Sale, Unrealized Losses		377
State and political subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months: Held-to-Maturity, Fair Value	10,696	1,610
Less than 12 Months: Held-to-Maturity, Unrealized Losses	99	9
Total: Held-to-Maturity, Fair Value	10,696	1,610
Total: Held-to-Maturity, Unrealized Losses	99	9
Mortgage-backed securities-residential [Member]
Schedule of Investments [Line Items]
Less than 12 Months: Available-for-Sale, Fair Value	340	6,571
Less than 12 Months: Available-for-Sale, Unrealized Losses	1	73
Total: Available-for-Sale, Fair Value	340	6,571
Total: Available-for-Sale, Unrealized Losses	1	73
Less than 12 Months: Held-to-Maturity, Fair Value	527	7,680
Less than 12 Months: Held-to-Maturity, Unrealized Losses	4	35
Total: Held-to-Maturity, Fair Value	527	7,680
Total: Held-to-Maturity, Unrealized Losses	4	35
Mortgage-backed securities-multi-family [Member]
Schedule of Investments [Line Items]
Less than 12 Months: Available-for-Sale, Fair Value	8,837
Less than 12 Months: Available-for-Sale, Unrealized Losses	18
Total: Available-for-Sale, Fair Value	8,837
Total: Available-for-Sale, Unrealized Losses	18
Less than 12 Months: Held-to-Maturity, Fair Value	4,189	10,670
Less than 12 Months: Held-to-Maturity, Unrealized Losses	6	14
Total: Held-to-Maturity, Fair Value	4,189	10,670
Total: Held-to-Maturity, Unrealized Losses	6	14
Asset-backed securities [Member]
Schedule of Investments [Line Items]
12 Months or More: Available-for-Sale, Fair Value	19	22
12 Months or More: Available-for-Sale, Unrealized Losses	1	1
Total: Available-for-Sale, Fair Value	19	22
Total: Available-for-Sale, Unrealized Losses	$ 1	$ 1